Deferred income tax assets and liabilities	12 Months Ended
Dec. 31, 2017
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets and liabilities
31	Deferred income tax assets and liabilities

The deferred income tax assets and liabilities are as follows:

	As at 31 December
	2017	2016

Deferred income tax assets before offsetting	3,604,577	2,432,552
Offset amount	(1,304,486)	(1,168,595)

Deferred income tax assets after offsetting	2,300,091	1,263,957

Deferred income tax liabilities before offsetting	(5,871,166)	(3,431,347)
Offset amount	1,304,486	1,168,595

Deferred income tax liabilities after offsetting	(4,566,680)	(2,262,752)

	(2,266,589)	(998,795)

The gross movement on the deferred income tax accounts is as follows:

	2017	2016	2015

Beginning of the year	(998,795)	(1,429,752)	(926,481)
Business combination (Note 40)	(2,322,513)	(58,929)	(1,007,147)
Disposal of subsidiaries (Note 6)	17,407	-	-
Credited to profit or loss (Note 33)	724,712	440,817	687,206
Charged to other comprehensive income	330,834	87,775	(198,525)
Currency translation differences	(18,234)	(38,706)	15,195

End of the year	(2,266,589)	(998,795)	(1,429,752)

The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

Deferred income tax assets:

	Hedging reserve	Amortization of land use rights	Provision for impairment loss	Depreciation	Accrued expenses	VAT refunds on purchases of domestically manufactured equipment	Unused tax losses	Others	Total

As at 1 January 2016	199,876	14,417	399,418	572,379	40,938	230,442	235,984	696,403	2,389,857

Business combination	-	-	66,560	6,840	-	-	-	-	73,400
(Charged)/credited to profit or loss	-	(502)	140,969	(41,015)	1,185	(25,433)	(5,128)	71,610	141,686
Charged to other comprehensive income	(182,400)	-	-	-	-	-	-	-	(182,400)
Currency translation differences	-	-	207	-	-	-	132	9,670	10,009

As at 31 December 2016	17,476	13,915	607,154	538,204	42,123	205,009	230,988	777,683	2,432,552

Business combination(Note 40)	-	-	-	574,600	5,052	-	139,387	414,891	1,133,930
Disposal of subsidiaries(Note 6)	-	-	(10,686)	(9,962)	-	-	(5,566)	(52,270)	(78,484)
(Charged)/credited to profit or loss	-	(493)	(2,593)	(70,209)	7,076	(25,433)	196,613	20,026	124,987
Charged to other comprehensive income	(11,905)	-	-	-	-	-	-	-	(11,905)
Currency translation differences	-	-	82	-	-	-	-	3,415	3,497

As at 31 December 2017	5,571	13,422	593,957	1,032,633	54,251	179,576	561,422	1,163,745	3,604,577

Deferred income tax liabilities:

	Hedging reserve	Fair value gains	Amortization of land use rights	Depreciation	Power generation license	Mining rights	Territorial water use right	Others	Total

As at 1 January 2016	-	(645,242)	(904,173)	(1,291,706)	(625,460)	(157,215)	(74,201)	(121,612)	(3,819,609)

Business combination	-	-	(10,423)	-	-	-	-	(121,906)	(132,329)
Credited to profit or loss	-	-	24,948	169,088	-	27,832	1,769	75,494	299,131
(Charged)/credited to other comprehensive loss	(26,530)	296,705	-	-	-	-	-	-	270,175
Currency translation differences	8,131	-	(1,507)	(26,436)	(28,903)	-	-	-	(48,715)

As at 31 December 2016	(18,399)	(348,537)	(891,155)	(1,149,054)	(654,363)	(129,383)	(72,432)	(168,024)	(3,431,347)

Business combination (Note 40)	-	(1,736)	(148,129)	(3,209,672)	-	-	-	(96,906)	(3,456,443)
Disposal of subsidiaries(Note 6)	-	-	1,761	22,162	-	-	68,696	3,272	95,891
Credited to profit or loss	-	-	27,457	525,780	-	-	1,327	45,161	599,725
(Charged)/credited to other comprehensive loss	(5,558)	348,297	-	-	-	-	-	-	342,739
Currency translation differences	(304)	-	(540)	(9,490)	(11,397)	-	-	-	(21,731)

As at 31 December 2017	(24,261)	(1,976)	(1,010,606)	(3,820,274)	(665,760)	(129,383)	(2,409)	(216,497)	(5,871,166)

As at 31 December 2017 and 2016, taxable temporary differences relating to interest in equity method investees amounted to RMB2.95 billion and RMB3.39 billion, respectively. No deferred tax liabilities were recognized as at 31 December 2017 and 2016 as dividends from investments in associates and joint ventures are exempted from the PRC income tax and the Company has no plan to dispose any of these investees in the foreseeable future.

As at 31 December 2017 and 2016, taxable temporary differences relating to the undistributed profit of a wholly-owned foreign subsidiary amounted to RMB3.06 billion and RMB3.54 billion, respectively. No deferred tax liabilities were recognized in respect of the tax that would be payable on the distribution of these retained profit as at 31 December 2017 and 2016 as the Company controls the dividend policy of the subsidiary, and it has been determined that it is probable that the profits will not be distributed in the foreseeable future.

In accordance with the accounting policy set out in Note 2(u), the Company and its subsidiaries did not recognize deferred income tax assets in respect of certain deductible temporary differences and accumulated tax losses that can be carried forward against future taxable income as follow:

	As at 31 December
	2017	2016

Deductible temporary differences	4,672,788	2,957,316
Unused tax losses	8,665,079	6,669,820

Total	13,337,867	9,627,136

The expiry dates of the tax losses of the Company and its subsidiaries for which no deferred income tax assets were recognized are summarized as follows:

	As at 31 December
	2017	2016

Year of expiry
2017	-	1,841,365
2018	1,557,045	1,122,070
2019	1,579,066	1,195,811
2020	1,524,531	1,061,468
2021	1,558,573	1,449,106
2022	2,445,864	-

Total	8,665,079	6,669,820